FAIR VALUE MEASUREMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	$ 382	$ 3,981
Increase in contingent consideration	1,048	250
Payment of contingent consideration	(166)	(3,053)
Change in fair value of contingent consideration	3	(948)
Amortization of interest and exchange rate	(47)	152
Closing balance	$ 1,220	$ 382